Financial liabilities (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of financial liabilities [abstract]
Schedule of maturity of financial liabilities

June 30, 2023	Carrying amounts	Total	2 months or less	2-12 months	12-24 months	More than 2 years
Financial liabilities	£	£	£	£	£	£
Trade payables	953,855	953,855	953,855	-	-	-
Convertible loan	409,682	409,682	409,682	-	-	-
Other payables	1,540,677	1,540,677	1,062,850	477,827	-	-
	2,904,214	2,904,214	2,426,387	477,827	-	-

December 31, 2022	Carrying amounts	Total	2 months or less	2-12 months	12-24 months	More than 2 years
Financial liabilities	£	£	£	£	£	£
Trade payables	882,364	882,364	882,364	-	-	-
Convertible loan	655,923	655,923	655,923	-	-	-
Other payables	1,276,694	1,276,694	705,976	570,718	-	-
	2,814,981	2,814,981	2,244,263	570,718	-	-